Non-Cash Transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Non-Cash Transactions
35.	NON-CASH TRANSACTIONS

In 2017, 2016 and 2015, the Company made the following transaction not involving cash, which are not reflected in the Cash flow statement:

◾	Capitalized financial costs of R$ 71 in 2017 (R$ 142 in 2016 and R$ 159 in 2015).